Derivative Instruments and Hedging Activities - Schedule of Pre-tax Effect of Derivative Financial Instruments on Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Derivatives in Cash Flow Hedging Relationships:
(Loss) gain related to effective portion of derivatives recognized in accumulated other comprehensive income	$ (1,380)	$ 3,338	$ (1,522)
Gain (loss) related to effective portion of derivatives reclassified from accumulated other comprehensive income to interest expense	(422)	(1,144)	(358)
Gain (loss) related to ineffective portion of derivatives recognized in other income (expense)